Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares Class A		Ordinary Shares Class B	Additional paid-in capital	Accumulated losses	Accumulated other comprehensive (loss) income	Non- controlling interests	Total
Balance at Mar. 31, 2023		[1]	$ 1	$ 4,785	$ (1,428)	$ (17)		$ 3,341
Balance (in Shares) at Mar. 31, 2023	3,960,000		8,040,000
Issuance of ordinary shares		[1]		6,313				6,313
Issuance of ordinary shares (in Shares)	2,000,000
Share-based compensations		[1]		3,810				3,810
Share-based compensations (in Shares)	1,500,000
Foreign currency translation adjustment						16		16
Net loss					(4,556)			(4,556)
Balance at Mar. 31, 2024		[1]	$ 1	14,908	(5,984)	(1)		8,924
Balance (in Shares) at Mar. 31, 2024	7,460,000		8,040,000
Issuance of ordinary shares		[1]		1,000				1,000
Issuance of ordinary shares (in Shares)	500,000
Share-based compensations	$ 1			3,311				3,312
Share-based compensations (in Shares)	480,000
Foreign currency translation adjustment						33		33
Net loss					(8,538)			(8,538)
Balance at Mar. 31, 2025	$ 1		$ 1	19,219	(14,522)	32		4,731
Balance (in Shares) at Mar. 31, 2025	8,440,000		8,040,000
Issuance of ordinary shares for business combination under common control	$ 10		$ 2	5,595				5,608
Issuance of ordinary shares for business combination under common control (in shares)	106,779,926		23,331,599
Issuance of ordinary shares	$ 4		$ 0	23,529				23,533
Issuance of ordinary shares (in Shares)	41,612,302		0
Share-based compensations		[1]
Share-based compensations (in Shares)	750,000
Foreign currency translation adjustment						(11)		(11)
Non-controlling interests arising on formation of subsidiaries							51	51
Net loss					(13,174)		(114)	(13,288)
Balance at Mar. 31, 2026	$ 16		$ 3	$ 52,830	$ (27,696)	$ 21	$ (63)	$ 25,111
Balance (in Shares) at Mar. 31, 2026	157,582,228		31,371,599

[1]	Less than US$1,000